Options - Schedule of Number of Options Granted Under the Employee Share Plans (Details)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Statement Line Items [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.015
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.015
Number of options, Opening balance | shares	38,000,000
Number of options, Closing balance | shares	538,000,000	38,000,000
Employee Share Plans [Member]
Statement Line Items [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.015	$ 0.017
Average exercise price per share option, Add: options granted during the year | $ / shares		0.010
Average exercise price per share option, Less: options lapsed during the year | $ / shares	0.010	0.020
Average exercise price per share option, Less: options forfeited during the year | $ / shares		0.010
Average exercise price per share option, Closing balance | $ / shares	$ 0.015	$ 0.015
Number of options, Opening balance | shares	25,500,000	34,736,111
Number of options, Add: options granted during the year | shares		16,000,000
Number of options, Less: options lapsed during the year | shares	(5,000,000)	(19,236,111)
Number of options, Less: options forfeited during the year | shares		(6,000,000)
Number of options, Closing balance | shares	20,500,000	25,500,000